SHARE-BASED COMPENSATION (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Jun. 30, 2021 shares	May 28, 2020 shares	Apr. 20, 2020 shares	Mar. 20, 2020 shares	Dec. 31, 2015 shares
Share-Based Compensation [Line Items]
Ordinary shares								3,518,000	35,867,400
Granted shares						500,000	2,853,911
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares						¥ 6.74	¥ 24.11
Share options							680,300			4,425,211
Instalment years						5 years	5 years
Share options granted (in Yuan Renminbi per share) | ¥ / shares					¥ 8	¥ 35.88
Estimated exercise						2.2
Unvested option awards (in Yuan Renminbi) | ¥				¥ 6,895	¥ 13,786	¥ 4,891
Weighted average period					1 year 11 months 1 day
2015 Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares														15,094,700
2017 Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares														16,771,900
Maximum [Member]
Share-Based Compensation [Line Items]
Granted shares							3,345,098
Estimated exercise				2.8
Minimum [Member]
Share-Based Compensation [Line Items]
Estimated exercise				2.2
Exercise Price 6.74 [Member]
Share-Based Compensation [Line Items]
Granted shares						4,425,211
Exercise Price 0.06 [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares						¥ 0.06
Exercise Price 24.11 [Member]
Share-Based Compensation [Line Items]
Granted shares							680,300
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares							¥ 24.11
Exercise Price 13.83 [Member]
Share-Based Compensation [Line Items]
Granted shares							178,900
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares							¥ 13.83
Equity Option [Member]
Share-Based Compensation [Line Items]
Share options						500,000
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares					¥ 0
Equity Option [Member] | Exercise Price 13.83 [Member]
Share-Based Compensation [Line Items]
Granted shares							445,280
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares							¥ 24.11
Option 1 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Vesting rate							15.00%
Option 1 [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Vesting rate							20.00%
Option 1 [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation [Line Items]
Vesting rate							20.00%
Option 1 [Member] | Tranche Four [Member]
Share-Based Compensation [Line Items]
Vesting rate							20.00%
Option 1 [Member] | Tranche Five [Member]
Share-Based Compensation [Line Items]
Vesting rate							25.00%
Option 2 [Member]
Share-Based Compensation [Line Items]
Share options							2,853,911					1,426,956	1,426,955
Option 3 [Member]
Share-Based Compensation [Line Items]
Share options											3,345,098
Option 4 [Member]
Share-Based Compensation [Line Items]
Share options							178,900
Instalment years							4 years
Option 4 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Vesting rate							20.00%
Option 4 [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Vesting rate							20.00%
Option 4 [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation [Line Items]
Vesting rate							30.00%
Option 4 [Member] | Tranche Four [Member]
Share-Based Compensation [Line Items]
Vesting rate							30.00%
Option 5 [Member]
Share-Based Compensation [Line Items]
Share options							445,280
Instalment years							5 years
Forecast [Member]
Share-Based Compensation [Line Items]
Expected cost (in Yuan Renminbi) | ¥	¥ 660	¥ 1,230	¥ 5,000